Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 23, 2011
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001415845
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2011
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
Supplement [Text Block]	cetf1415845_SupplementTextBlock	SUPPLEMENT DATED MAY 20, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
Columbia Growth Equity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetf1415845_SupplementTextBlock

RP GROWTH ETF

RP FOCUSED LARGE CAP GROWTH ETF

(THE “ETFs”)

This supplement updates the Prospectus and Statement of Additional Information of the ETFs, dated February 28, 2011, as supplemented, as follows:

At a Special Meeting of Shareholders held on May 20, 2011, shareholders of the ETFs and, as necessary, other series of the Grail Advisors ETF Trust (the “Trust”), approved their respective proposals, each as described in the joint proxy statement for the May 20, 2011 special meeting. Specifically, shareholders of each ETF approved a new Investment Management Services Agreement between the Trust, on behalf of each ETF, and Columbia Management Investment Advisers, LLC (“Columbia”), a wholly-owned subsidiary of Ameriprise Financial, Inc.

Also on May 20, 2011, Columbia announced the closing of its acquisition (the “Acquisition”) of Grail Advisors, LLC (“Grail”), the ETFs’ former investment manager. With the Acquisition completed and shareholders of the ETFs having approved a new Investment Management Services Agreement, Columbia is the new investment manager of the ETFs, effective May 20, 2011. As noted in a prior supplement, Grail and each of the ETF’s sub-advisers will no longer provide portfolio management services to the ETFs. Effective May 20, 2011, Columbia will provide day-to-day portfolio management for the ETFs. In addition, Columbia will continue contractual fee waiver/expense reimbursement arrangements currently in effect for the ETFs through May 20, 2012, as further described below.

Shareholders of the ETFs also approved the use of a “manager of managers” structure for each ETF and a change to each ETF’s fundamental investment limitation on concentration. Finally, shareholders of the Trust approved new Trustees for the Trust.

As a result of the consummation of the Acquisition and ETF shareholder approval of the Investment Management Services Agreement with Columbia, references to, and disclosures concerning, Grail Advisors, LLC, RiverPark Advisors, LLC and Wedgewood Partners, Inc. are hereby deleted from the Prospectus and Statement of Additional Information. Columbia now serves as the ETFs’ Manager. In addition, references to the ETFs’ portfolio managers currently listed in the Prospectus and Statement of Additional Information are hereby deleted. Each ETF has new portfolio managers, as described below.

Also, the name of each ETF is changing as described in the table below and references to the name of the ETFs in the Prospectus and Statement of Additional Information are hereby replaced with the new name.

OLD NAME	NEW NAME
RP Growth ETF	Columbia Growth Equity Strategy Fund
RP Focused Large Cap Growth ETF	Columbia Large-Cap Growth Equity Strategy Fund

SUPPLEMENT TO THE PROSPECTUS

Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary — Columbia Growth Equity Strategy Fund (formerly the RP Growth ETF)
Fees and Expenses	cetf1415845_FundFeesAndExpensesAbstract
Supplement Expense [Text Block]	cetf1415845_SupplementExpenseTextBlock	On page 3 of the Prospectus, under “Fees and Expenses,” the table showing annual fund operating expenses and the example are hereby deleted and replaced in their entirety with the following:
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) fees:	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses:	rr_OtherExpensesOverAssets	3.87%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	4.64%
Expense Reduction/Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(3.75%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	rr_NetExpensesOverAssets	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 20, 2012
Example:	rr_ExpenseExampleAbstract
Expense [Heading]	rr_ExpenseHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:
1 Year:	rr_ExpenseExampleYear01	91
3 Years:	rr_ExpenseExampleYear03	1,060
5 Years:	rr_ExpenseExampleYear05	2,037
10 Years:	rr_ExpenseExampleYear10	4,510
Supplement Strategy [Text Block]	cetf1415845_SupplementStrategyTextBlock	On page 4 of the Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Columbia Growth Equity Strategy Fund ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that the Manager believes have above-average growth prospects. The ETF invests substantially in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $1.2 billion and $372.7 billion as of December 31, 2010). The ETF may invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the ETF’s portfolio. The Manager considers, among other factors: overall economic and market conditions; the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Manager may sell a security when the security’s price reaches a target set by the Manager; if the Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The ETF’s investment strategy may involve the frequent trading of portfolio securities. This may cause the ETF to incur higher transaction costs (which may adversely affect the ETF’s performance) and may increase taxable distributions for shareholders.

The ETF may use options and futures for various purposes, including for hedging and investment purposes. The ETF may also use various different types of swap contracts, and may use certain other derivative instruments.

Supplement Risk [Text Block]	cetf1415845_SupplementRiskTextBlock	On page 4 of the Prospectus, under “Principle Risks,” the following risks are hereby added:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The ETF may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the ETF’s return.

Frequent Trading Risk. Frequent trading of investments increases the possibility that the ETF will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the ETF’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the ETF’s return.

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Columbia Large-Cap Growth Equity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetf1415845_SupplementTextBlock

RP GROWTH ETF

RP FOCUSED LARGE CAP GROWTH ETF

(THE “ETFs”)

This supplement updates the Prospectus and Statement of Additional Information of the ETFs, dated February 28, 2011, as supplemented, as follows:

At a Special Meeting of Shareholders held on May 20, 2011, shareholders of the ETFs and, as necessary, other series of the Grail Advisors ETF Trust (the “Trust”), approved their respective proposals, each as described in the joint proxy statement for the May 20, 2011 special meeting. Specifically, shareholders of each ETF approved a new Investment Management Services Agreement between the Trust, on behalf of each ETF, and Columbia Management Investment Advisers, LLC (“Columbia”), a wholly-owned subsidiary of Ameriprise Financial, Inc.

Also on May 20, 2011, Columbia announced the closing of its acquisition (the “Acquisition”) of Grail Advisors, LLC (“Grail”), the ETFs’ former investment manager. With the Acquisition completed and shareholders of the ETFs having approved a new Investment Management Services Agreement, Columbia is the new investment manager of the ETFs, effective May 20, 2011. As noted in a prior supplement, Grail and each of the ETF’s sub-advisers will no longer provide portfolio management services to the ETFs. Effective May 20, 2011, Columbia will provide day-to-day portfolio management for the ETFs. In addition, Columbia will continue contractual fee waiver/expense reimbursement arrangements currently in effect for the ETFs through May 20, 2012, as further described below.

Shareholders of the ETFs also approved the use of a “manager of managers” structure for each ETF and a change to each ETF’s fundamental investment limitation on concentration. Finally, shareholders of the Trust approved new Trustees for the Trust.

As a result of the consummation of the Acquisition and ETF shareholder approval of the Investment Management Services Agreement with Columbia, references to, and disclosures concerning, Grail Advisors, LLC, RiverPark Advisors, LLC and Wedgewood Partners, Inc. are hereby deleted from the Prospectus and Statement of Additional Information. Columbia now serves as the ETFs’ Manager. In addition, references to the ETFs’ portfolio managers currently listed in the Prospectus and Statement of Additional Information are hereby deleted. Each ETF has new portfolio managers, as described below.

Also, the name of each ETF is changing as described in the table below and references to the name of the ETFs in the Prospectus and Statement of Additional Information are hereby replaced with the new name.

OLD NAME	NEW NAME
RP Growth ETF	Columbia Growth Equity Strategy Fund
RP Focused Large Cap Growth ETF	Columbia Large-Cap Growth Equity Strategy Fund

SUPPLEMENT TO THE PROSPECTUS

Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary — Columbia Large-Cap Growth Equity Strategy Fund (formerly the RP Focused Large Cap Growth ETF)
Fees and Expenses	cetf1415845_FundFeesAndExpensesAbstract
Supplement Expense [Text Block]	cetf1415845_SupplementExpenseTextBlock	On page 8 of the Prospectus, under “Fees and Expenses,” the table showing annual fund operating expenses and the example are hereby deleted and replaced in their entirety with the following:
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) fees:	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses:	rr_OtherExpensesOverAssets	2.92%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	3.69%
Expense Reduction/Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(2.80%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	rr_NetExpensesOverAssets	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 20, 2012
Example:	rr_ExpenseExampleAbstract
Expense [Heading]	rr_ExpenseHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:
1 Year:	rr_ExpenseExampleYear01	91
3 Years:	rr_ExpenseExampleYear03	869
5 Years:	rr_ExpenseExampleYear05	1,668
10 Years:	rr_ExpenseExampleYear10	3,759
Supplement Strategy [Text Block]	cetf1415845_SupplementStrategyTextBlock	On page 9 of the Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Columbia Large-Cap Growth Equity Strategy Fund seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that the Manager believes have above-average growth prospects. The ETF invests its net assets in common stocks of U.S. companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The ETF is non-diversified and expects to invest in a limited number of companies. The ETF may invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the ETF’s portfolio. The Manager considers, among other factors: overall economic and market conditions; the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation. The ETF may from time to time emphasize one or more economic sectors in selecting its investments.

The Manager may sell a security when the security’s price reaches a target set by the Manager; if the Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The ETF will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors.

The ETF may use options and futures for various purposes, including for hedging and investment purposes. The ETF may also use various different types of swap contracts, and may use certain other derivative instruments.

Supplement Risk [Text Block]	cetf1415845_SupplementRiskTextBlock	On page 9 of the Prospectus, under “Principle Risks,” the following risks are hereby added:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Sector Risk. Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Because the ETF invests a significant portion of its net assets in the equity securities of technology companies, the ETF’s price may be more volatile than a fund that is invested in a more diverse range of market sectors.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, pricing pressures and other competitive factors that can materially reduce profitability with respect to such products. Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the ETF invests a significant portion of its net assets in the equity securities of health care companies, the ETF’s net asset value may be more volatile than an ETF or fund that is invested in a more diverse range of market sectors.

Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Columbia Intermediate Municipal Bond Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetf1415845_SupplementTextBlock

GRAIL McDONNELL INTERMEDIATE MUNICIPAL BOND ETF

GRAIL McDONNELL CORE TAXABLE BOND ETF

(THE “ETFs”)

This supplement updates the Prospectus and Statement of Additional Information of the ETFs, dated February 28, 2011, as supplemented, as follows:

At a Special Meeting of Shareholders held on May 20, 2011, shareholders of the ETFs and, as necessary, other series of the Grail Advisors ETF Trust (the “Trust”), approved their respective proposals, each as described in the joint proxy statement for the May 20, 2011 special meeting. Specifically, shareholders of each ETF approved a new Investment Management Services Agreement between the Trust, on behalf of each ETF, and Columbia Management Investment Advisers, LLC (“Columbia”), a wholly-owned subsidiary of Ameriprise Financial, Inc.

Also on May 20, 2011, Columbia announced the closing of its acquisition (the “Acquisition”) of Grail Advisors, LLC (“Grail”), the ETFs’ former investment manager. With the Acquisition completed and shareholders of the ETFs having approved a new Investment Management Services Agreement, Columbia is the new investment manager of the ETFs, effective May 20, 2011. As noted in a prior supplement, Grail and each of the ETF’s sub-advisers will no longer provide portfolio management services to the ETFs. Effective May 20, 2011, Columbia will provide day-to-day portfolio management for the ETFs. In addition, Columbia will continue contractual fee waiver/expense reimbursement arrangements currently in effect for the ETFs through May 20, 2012, as further described below.

Shareholders of the ETFs also approved a Rule 12b-1 Distribution and Service Plan for each ETF, the use of a “manager of managers” structure for each ETF and a change to each ETF’s fundamental investment limitation on concentration. Finally, shareholders of the Trust approved new Trustees for the Trust.

As a result of the consummation of the Acquisition and ETF shareholder approval of the Investment Management Services Agreement with Columbia, references to, and disclosures concerning, Grail Advisors, LLC and McDonnell Investment Management, LLC are hereby deleted from the Prospectus and Statement of Additional Information. Columbia now serves as the ETFs’ Manager. In addition, references to the ETFs’ portfolio managers currently listed in the Prospectus and Statement of Additional Information are hereby deleted. Each ETF has new portfolio managers, as described below.

Also, the name of each ETF is changing as described in the table below and references to the name of the ETFs in the Prospectus and Statement of Additional Information are hereby replaced with the new name.

OLD NAME	NEW NAME
Grail McDonnell Intermediate Municipal Bond ETF	Columbia Intermediate Municipal Bond Strategy Fund
Grail McDonnell Core Taxable Bond ETF	Columbia Core Bond Strategy Fund

SUPPLEMENT TO THE PROSPECTUS

Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary — Columbia Intermediate Municipal Bond Strategy Fund (formerly the Grail McDonnell Intermediate Municipal Bond ETF)
Fees and Expenses	cetf1415845_FundFeesAndExpensesAbstract
Supplement Expense [Text Block]	cetf1415845_SupplementExpenseTextBlock	On page 3 of the Prospectus, under “Fees and Expenses,” the table showing annual fund operating expenses and the example are hereby deleted and replaced in their entirety with the following:
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) fees:	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses:	rr_OtherExpensesOverAssets	5.29%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	5.77%
Expense Reduction/Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(5.42%)	[3]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	rr_NetExpensesOverAssets	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 20, 2012
Example:	rr_ExpenseExampleAbstract
Expense [Heading]	rr_ExpenseHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:
1 Year:	rr_ExpenseExampleYear01	36
3 Years:	rr_ExpenseExampleYear03	1,234
5 Years:	rr_ExpenseExampleYear05	2,414
10 Years:	rr_ExpenseExampleYear10	5,286
Supplement Strategy [Text Block]	cetf1415845_SupplementStrategyTextBlock	On page 4 of the Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The ETF invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities with interest payments exempt from federal income taxes. The ETF will typically invest in municipal securities and will invest, under normal market conditions, primarily in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin Islands and Guam). Tax-exempt means that the bonds pay interest that is excluded from gross income for regular federal income tax purposes, although interest paid on municipal securities may be subject to the alternative minimum tax. The ETF’s investments generally include municipal securities with a full range of maturities and broad issuer and geographic diversification. While the ETF may invest in securities of any maturity, under normal circumstances, the dollar-weighted average maturity of the portfolio is expected to range from three to ten years.

The Manager evaluates a number of factors in identifying investment opportunities and constructing the ETF’s portfolio. The Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the ETF’s assets among different issuers, industry sectors and maturities. The Manager, in connection with selecting individual investments for the ETF, evaluates a security based on its potential to generate income and/or capital appreciation. The Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Manager may sell a security if the Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The ETF invests primarily in investment grade securities, which are securities rated in one of the top four credit quality categories by at least one nationally recognized statistical rating organization rating that security (a “rating agency”). The ETF considers pre-refunded bonds or escrowed to maturity municipal securities, regardless of rating, to be investment grade securities. The ETF may invest up to 20% of its net assets in high yield securities or below investment-grade securities rated BB+ (or comparable) or below by a rating agency or, if unrated, determined by the Manager to be of comparable quality. The ETF may also invest in debt securities with interest payments exempt from federal income issued by mutual funds that invest in such securities.

The ETF may invest in derivative instruments, such as futures, interest rate, total return and credit default swaps, structured notes and options, and may use other derivative instruments. Investments in derivatives must be consistent with the ETFs’ investment objective and may only be used to manage risk and not to enhance leverage.

Supplement Risk [Text Block]	cetf1415845_SupplementRiskTextBlock	On page 4 of the Prospectus, under “Principle Risks,” the risk entitled “Mortgage-Related and Other Asset-Backed Securities Risk” is hereby deleted and the following risks are hereby added:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Changing Distribution Levels Risk. The amount of the distributions paid by the ETF generally depends on the amount of interest and/or dividends received by the ETF on the securities it holds. The ETF may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the ETF receives from its investments decline.

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

Reinvestment Risk. Income from the ETF’s debt securities portfolio will decline if and when the ETF invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the ETF’s portfolio.

Columbia Core Bond Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetf1415845_SupplementTextBlock

GRAIL McDONNELL INTERMEDIATE MUNICIPAL BOND ETF

GRAIL McDONNELL CORE TAXABLE BOND ETF

(THE “ETFs”)

This supplement updates the Prospectus and Statement of Additional Information of the ETFs, dated February 28, 2011, as supplemented, as follows:

At a Special Meeting of Shareholders held on May 20, 2011, shareholders of the ETFs and, as necessary, other series of the Grail Advisors ETF Trust (the “Trust”), approved their respective proposals, each as described in the joint proxy statement for the May 20, 2011 special meeting. Specifically, shareholders of each ETF approved a new Investment Management Services Agreement between the Trust, on behalf of each ETF, and Columbia Management Investment Advisers, LLC (“Columbia”), a wholly-owned subsidiary of Ameriprise Financial, Inc.

Also on May 20, 2011, Columbia announced the closing of its acquisition (the “Acquisition”) of Grail Advisors, LLC (“Grail”), the ETFs’ former investment manager. With the Acquisition completed and shareholders of the ETFs having approved a new Investment Management Services Agreement, Columbia is the new investment manager of the ETFs, effective May 20, 2011. As noted in a prior supplement, Grail and each of the ETF’s sub-advisers will no longer provide portfolio management services to the ETFs. Effective May 20, 2011, Columbia will provide day-to-day portfolio management for the ETFs. In addition, Columbia will continue contractual fee waiver/expense reimbursement arrangements currently in effect for the ETFs through May 20, 2012, as further described below.

Shareholders of the ETFs also approved a Rule 12b-1 Distribution and Service Plan for each ETF, the use of a “manager of managers” structure for each ETF and a change to each ETF’s fundamental investment limitation on concentration. Finally, shareholders of the Trust approved new Trustees for the Trust.

As a result of the consummation of the Acquisition and ETF shareholder approval of the Investment Management Services Agreement with Columbia, references to, and disclosures concerning, Grail Advisors, LLC and McDonnell Investment Management, LLC are hereby deleted from the Prospectus and Statement of Additional Information. Columbia now serves as the ETFs’ Manager. In addition, references to the ETFs’ portfolio managers currently listed in the Prospectus and Statement of Additional Information are hereby deleted. Each ETF has new portfolio managers, as described below.

Also, the name of each ETF is changing as described in the table below and references to the name of the ETFs in the Prospectus and Statement of Additional Information are hereby replaced with the new name.

OLD NAME	NEW NAME
Grail McDonnell Intermediate Municipal Bond ETF	Columbia Intermediate Municipal Bond Strategy Fund
Grail McDonnell Core Taxable Bond ETF	Columbia Core Bond Strategy Fund

SUPPLEMENT TO THE PROSPECTUS

Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary — Columbia Core Bond Strategy Fund (formerly the Grail McDonnell Core Taxable Bond ETF)
Fees and Expenses	cetf1415845_FundFeesAndExpensesAbstract
Supplement Expense [Text Block]	cetf1415845_SupplementExpenseTextBlock	On page 9 of the Prospectus, under “Fees and Expenses,” the table showing annual fund operating expenses and the example are hereby deleted and replaced in their entirety with the following:
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) fees:	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses:	rr_OtherExpensesOverAssets	6.05%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	6.55%
Expense Reduction/Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(6.20%)	[3]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	rr_NetExpensesOverAssets	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 20, 2012
Example:	rr_ExpenseExampleAbstract
Expense [Heading]	rr_ExpenseHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:
1 Year:	rr_ExpenseExampleYear01	36
3 Years:	rr_ExpenseExampleYear03	1,386
5 Years:	rr_ExpenseExampleYear05	2,694
10 Years:	rr_ExpenseExampleYear10	5,791
Supplement Strategy [Text Block]	cetf1415845_SupplementStrategyTextBlock	On page 10 of the Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The ETF invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities. The ETF will invest primarily in investment-grade securities, including securities issued by the U.S. Government, its agencies and instrumentalities, municipal securities, mortgage-backed and other asset-backed securities, and corporate and bank obligations, including commercial paper, corporate notes and bonds. The ETF’s dollar-weighted average maturity and effective duration will vary over time depending on the Manager’s expectations for market and economic conditions. Effective duration is a measure of the underlying portfolio’s price sensitivity to changes in interest rates and the approximate impact those changes have on the expected cash flows of the underlying bonds.

The Manager evaluates a number of factors in identifying investment opportunities and constructing the ETF’s portfolio. The Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the ETF’s assets among different issuers, industry sectors and maturities. The Manager, in connection with selecting individual investments for the ETF, evaluates a security based on its potential to generate income and/or capital appreciation. The Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Manager may sell a security if the Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The ETF invests primarily in investment grade securities, which are securities rated in one of the top four credit quality categories by at least one nationally recognized statistical rating organization rating that security (a “rating agency”). The ETF may invest up to 20% of its net assets in high yield securities or below investment-grade securities rated BB+ (or comparable) or below by a rating agency or, if unrated, determined by the Manager to be of comparable quality.

The ETF may invest without limit in securities issued by the U.S. Government, its agencies and instrumentalities, up to 90% of its assets in mortgage-backed and other asset-backed securities, and up to 80% of its assets in corporate bonds. In addition, the ETF may invest up to 30% of its assets in municipal securities. The ETF may only invest in U.S. dollar-denominated securities. It may also invest in securities of other investment companies, including other ETFs and money market funds.

The ETF may invest in derivative instruments, such as futures, interest rate, total return and credit default swaps, structured notes and options, and may use other derivative instruments. Investments in derivatives must be consistent with the ETFs’ investment objective and may only be used to manage risk and not to enhance leverage.

Unless otherwise stated, all percentage limitations on ETF investments apply at the time of investment.

Supplement Risk [Text Block]	cetf1415845_SupplementRiskTextBlock	On page 9 of the Prospectus, under “Principle Risks,” the following risks are hereby added:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

Dollar Rolls Risk. Dollar rolls are transactions in which the ETF sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the ETF is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the ETF’s portfolio turnover rate. If the ETF reinvests the proceeds of the security sold, the ETF will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Frequent Trading Risk. Frequent trading of investments increases the possibility that the ETF will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the ETF’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the ETF’s return.

Columbia Concentrated Large Cap Value Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetf1415845_SupplementTextBlock

COLUMBIA CONCENTRATED LARGE CAP VALUE STRATEGY FUND

(FORMERLY GRAIL AMERICAN BEACON LARGE CAP VALUE ETF)

(THE “ETF”)

This supplement updates the Prospectus and Statement of Additional Information of the ETF, dated February 28, 2011, as supplemented, as follows:

As noted in a prior supplement dated April 30, 2011 (the “Prior Supplement”), Columbia Management Investment Advisers, LLC (“Columbia”) has been providing subadvisory services to the ETF since April 30, 2011. The Prior Supplement is hereby superseded by this supplement dated May 20, 2011.

At a Special Meeting of Shareholders held on May 20, 2011, shareholders of the ETF and, as necessary, other series of the Grail Advisors ETF Trust (the “Trust”), approved their respective proposals, each as described in the joint proxy statement for the May 20, 2011 special meeting. Specifically, shareholders of the ETF approved a new Investment Management Services Agreement between the Trust, on behalf of the ETF, and Columbia, a wholly-owned subsidiary of Ameriprise Financial, Inc.

Also on May 20, 2011, Columbia announced the closing of its acquisition (the “Acquisition”) of Grail Advisors, LLC (“Grail”), the ETF’s former investment manager. With the Acquisition completed and shareholders of the ETF having approved a new Investment Management Services Agreement, Columbia is the new investment manager of the ETF, effective May 20, 2011. As such, effective as of the same date, Columbia’s relationship as subadviser to the ETF is terminated and Grail will no longer provide portfolio management services to the ETFs. In addition, Columbia will continue contractual fee waiver/expense reimbursement arrangements currently in effect for the ETFs through May 20, 2012, as further described below.

Shareholders of the ETF also approved a change to the ETF’s fundamental investment limitation on concentration. Finally, shareholders of the Trust approved new Trustees for the Trust.

As a result of the consummation of the Acquisition and ETF shareholder approval of the Investment Management Services Agreement with Columbia, references to, and disclosures concerning, Grail Advisors, LLC are hereby deleted from the Prospectus and Statement of Additional Information. As noted in the Prior Supplement, references to, and disclosures concerning, American Beacon Advisors, Inc., Hotchkis and Wiley Capital Management, LLC and Brandywine Global Investment Management, LLC have been deleted from the Prospectus and Statement of Additional Information. Columbia now serves as the ETF’s Manager. In addition, and as noted in the Prior Supplement, the ETF has new portfolio managers, as described below.

SUPPLEMENT TO THE PROSPECTUS

Fees and Expenses	cetf1415845_FundFeesAndExpensesAbstract
Supplement Expense [Text Block]	cetf1415845_SupplementExpenseTextBlock	On page 1 of the Prospectus, under “Fees and Expenses,” the table showing annual fund operating expenses and the example are hereby deleted and replaced in their entirety with the following:
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) fees:	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses:	rr_OtherExpensesOverAssets	7.93%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	8.70%
Expense Reduction/Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(7.91%)	[4]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	rr_NetExpensesOverAssets	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 20, 2012
Example:	rr_ExpenseExampleAbstract
Expense [Heading]	rr_ExpenseHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:
1 Year:	rr_ExpenseExampleYear01	81
3 Years:	rr_ExpenseExampleYear03	1,827
5 Years:	rr_ExpenseExampleYear05	3,447
10 Years:	rr_ExpenseExampleYear10	7,001
Supplement Strategy [Text Block]	cetf1415845_SupplementStrategyTextBlock	On page 2 of the Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Ordinarily, at least 80% of the ETF’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index* at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2010, the market capitalizations of the companies in the Russell 1000 Index ranged from $251 million to $373 billion. The ETF’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Manager uses a bottom-up stock selection approach. This means that the Manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the Manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

• a low price-to-earnings and/or low price-to-book ratio;

• positive change in senior management;

• positive corporate restructuring;

• temporary setback in price due to factors that no longer exist;

• a positive shift in the company’s business cycle; and/or

• a catalyst for increase in the rate of the company’s earnings growth.

The ETF can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The ETF may hold a small number of securities because the Manager believes doing so allows it to adhere to its value investment approach. The Manager seeks to maintain close contact with the management of each company in which the ETF invests or the third-party analysts covering such companies, and continually monitors the ETF’s holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The ETF generally sells a stock if the Manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

As noted above, the ETF has a policy of investing at least 80% of its assets in securities that are consistent with the ETF’s name.

* Russell 1000 Index is a registered trademark of Frank Russell Company.

Supplement Risk [Text Block]	cetf1415845_SupplementRiskTextBlock	On page 3 of the Prospectus, under “Principle Risks,” the risk entitled “Multi-Manager Risk” is hereby deleted and the following risks are hereby added:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Focused Portfolio Risk. The ETF, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund or ETF that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the ETF’s net asset value. To the extent the ETF invests its assets in fewer securities, the ETF is subject to greater risk of loss if any of those securities declines in price.

Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

[1]	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF's average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
[2]	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF to 0.89% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.
[3]	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF to 0.35% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.
[4]	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF to 0.79% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.